Income Taxes (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	(35,252)	(56,877)	16,889
Computed tax expense (recovery) at statutory income tax rates	(8,813)	(15,072)	4,729
Change in enacted tax rates	(3)	108	(31)
Book to filing adjustments and adjustment of prior year immaterial errors	(579)	(245)	1,180
Change in valuation allowance	10,166	1,980	0
Stock-based compensation	110	186	206
Rate difference on losses carried back	(702)	(532)	0
Permanent differences and other	101	220	226
Total income tax provision (recovery)	280	(13,355)	6,310